General	12 Months Ended
Dec. 31, 2025
General [Abstract]
GENERAL

NOTE 1: - GENERAL

a.	RADCOM Ltd. (the “Company”), an Israeli corporation, is a leader in advanced, intelligent assurance solutions with integrated artificial intelligence operations (AIOps) capabilities. The Company’s flagship intelligent assurance platform, RADCOM ACE, leverages AI-driven analytics and generative artificial intelligence (GenAI) to enhance customer experiences. With solutions that scale from laboratory testing to full-scale deployment, the Company leverages advanced networking technologies to capture real-time data. The Company provides end-to-end, comprehensive network observability from the radio access network (RAN) to the core with an advanced 5G portfolio. The Company’s solutions are designed to be open, vendor-neutral, and cloud-agnostic, driving next-generation network automation, optimization, and efficiencies. Harnessing the power of intelligence, the Company reduces operational costs and enables predictive customer intent insights while integrating with business support systems/operational support systems (BSS/OSS) and service management systems. The Company’s solutions depict 100% of the real-time data on mobile and fixed networks. The Company empowers exceptional quality and service through cutting-edge technologies with valuable performance and subscriber intelligence analytics for customer-centric networks. The Company’s ordinary shares (the “Ordinary Shares”) are listed on the Nasdaq Capital Market under the symbol “RDCM”.

The Company has wholly-owned subsidiaries in the United States, Canada, India and Brazil.

b.	The Company depends on a limited number of customers for selling its solution. Such customers accounted for 86% of the Company’s revenues for the year ended December 31, 2025. If these customers become unable or unwilling to continue to buy the Company’s solution, it could adversely affect the Company’s results of operations and financial position (see also Note 13b2).

The loss of any major customer, a significant decrease in business from any such customer or a reduction in customer revenue due to adverse changes in the market, economic or competitive conditions or other factors could have a material adverse effect on the Company’s business, results of operations and financial condition.

c.	On April 30, 2023, the Company acquired certain assets and liabilities of Continual Ltd. (“Continual”), an Israel corporation for total gross consideration of $2,477 (see also to Note 10).